SMA Relationship Trust

Portfolio of investments – September 30, 2023 (unaudited)

	Face
	amount	Value
Municipal bonds—98.5%
Alabama: 2.6%
Alabama Corrections Institution Finance Authority, Corrections Institution Finance, Revenue Bonds,
Series A,
5.000%, due 07/01/38	$3,810,000	$3,959,485
Series A,
5.250%, due 07/01/47	5,000,000	5,150,970
		9,110,455
Arizona: 1.2%
Salt River Project Agricultural Improvement & Power District, Arizona Electric System, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,225,000	2,348,287
Series A,
5.000%, due 01/01/45	2,000,000	2,060,841
		4,409,128
California: 3.5%
City of Los Angeles, Department of Airports, Refunding, Revenue Bonds,
Series A,
5.000%, due 05/15/40	2,005,000	2,120,287
Golden State Tobacco Securitization Corp., Asset-Backed, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/32[1]	2,200,000	2,248,136
Series A,
5.000%, due 06/01/33[1]	1,200,000	1,226,256
Metropolitan Water District of Southern California, Revenue Bonds,
Series A,
5.000%, due 10/01/46	1,245,000	1,311,020
State of California, GO Bonds,
5.000%, due 12/01/43	5,000,000	5,238,524
		12,144,223
Connecticut: 0.8%
State of Connecticut, Refunding, GO Bonds,
Series B,
5.000%, due 05/15/26	2,700,000	2,789,070

District of Columbia: 2.0%
District of Columbia, District of Columbia Income Tax Revenue, Refunding, Revenue Bonds,
Series C,
5.000%, due 10/01/27	1,765,000	1,862,857
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds,
Series A,
5.000%, due 07/15/45	5,000,000	5,115,131
		6,977,988
Florida: 7.7%
Central Florida Expressway Authority, Refunding, Revenue Bonds,
5.000%, due 07/01/28	5,720,000	6,041,025
5.000%, due 07/01/30	2,035,000	2,188,217
Martin County Health Facilities Authority, Martin Memorial Medical Center Obligated Group, Revenue Bonds,
5.000%, due 11/15/45[1]	950,000	958,975

SMA Relationship Trust

Portfolio of investments – September 30, 2023 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Florida—(continued)
Miami-Dade County Transit System, Revenue Bonds,
Series A,
5.000%, due 07/01/43	$2,000,000	$2,048,862
Orlando Utilities Commission, Revenue Bonds,
Series A,
5.000%, due 10/01/48	3,000,000	3,097,022
School Board of Miami-Dade County, Refunding, COP,
Series B,
5.000%, due 05/01/26	1,900,000	1,918,012
School District of Broward County, COP,
Series A,
5.000%, due 07/01/31	4,595,000	4,938,128
School District of Broward County, Refunding, COP,
Series A,
5.000%, due 07/01/28	2,250,000	2,310,370
Series B,
5.000%, due 07/01/30	2,000,000	2,028,221
State of Florida, Board of Education Public Education Capital Outlay, Refunding, GO Bonds,
Series A,
5.000%, due 06/01/28	1,560,000	1,663,718
		27,192,550

Illinois: 11.5%
Illinois Finance Authority, OSF Healthcare System Obligated Group, Refunding, Revenue Bonds,
Series B,
4.600%, due 11/15/37[2]	10,785,000	10,785,000
Illinois State Toll Highway Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,805,000	2,964,922
Series A,
5.000%, due 12/01/32	2,175,000	2,203,793
Series A,
5.000%, due 10/15/48	1,000,000	1,006,955
Series C,
5.000%, due 01/01/29	2,240,000	2,390,004
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.000%, due 01/01/46	1,000,000	1,017,180
Metropolitan Water Reclamation District of Greater Chicago, Refunding, GO Bonds,
Series C,
5.000%, due 12/01/26	1,300,000	1,347,045
State of Illinois, GO Bonds,
Series A,
5.000%, due 12/01/27	1,215,000	1,257,424
Series A,
5.000%, due 03/01/31	2,870,000	3,022,575
Series D,
5.000%, due 11/01/23	3,320,000	3,321,427

SMA Relationship Trust

Portfolio of investments – September 30, 2023 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Illinois—(continued)
Series D,
5.000%, due 11/01/27	$5,450,000	$5,637,006
State of Illinois, Refunding, GO Bonds,
Series C,
4.000%, due 03/01/31	3,500,000	3,442,905
Series D,
5.000%, due 07/01/33	2,000,000	2,101,013
		40,497,249
Kentucky: 0.7%
Louisville and Jefferson County Metropolitan Sewer District, Refunding, Revenue Notes,
4.000%, due 10/06/23	2,500,000	2,499,885

Maryland: 3.4%
County of Anne Arundel, GO Bonds,
5.000%, due 10/01/32	3,995,000	4,457,027
5.000%, due 10/01/32	1,155,000	1,288,577
State of Maryland, GO Bonds,
Series A,
5.000%, due 08/01/30	2,000,000	2,155,022
Series A,
5.000%, due 08/01/34	3,540,000	3,885,436
		11,786,062
Massachusetts: 5.4%
City of Quincy, GO Notes,
5.000%, due 07/05/24	3,000,000	3,024,298
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series A,
5.000%, due 07/01/45	2,005,000	2,073,650
Commonwealth of Massachusetts, GO Bonds,
Series A,
5.000%, due 01/01/40	2,700,000	2,782,750
Commonwealth of Massachusetts, Refunding, GO Bonds,
Series A,
5.000%, due 07/01/30	2,260,000	2,339,090
Series E,
5.000%, due 11/01/27	4,505,000	4,772,637
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds,
4.000%, due 05/01/25	1,730,000	1,726,448
4.000%, due 05/01/25	145,000	145,560
Massachusetts Water Resources Authority, Revenue Bonds,
Series B,
5.000%, due 08/01/44	2,000,000	2,074,322
		18,938,755
Michigan: 0.8%
Michigan Finance Authority, Hospital Trinity Health Credit Group,Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/25	1,615,000	1,651,581
Series A,
5.000%, due 12/01/37	1,000,000	1,015,269
		2,666,850
Mississippi: 6.7%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series G,
4.650%, due 11/01/35[2]	10,050,000	10,050,000
Series I,
4.450%, due 11/01/35[2]	3,470,000	3,470,000

SMA Relationship Trust

Portfolio of investments – September 30, 2023 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Mississippi—(continued)
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds,
Series K,
4.650%, due 11/01/35[2]	$10,000,000	$10,000,000
		23,520,000
New Jersey: 3.0%
New Jersey Transportation Trust Fund Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/15/30	2,000,000	2,127,302
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series BB,
5.000%, due 06/15/33	2,450,000	2,614,943
New Jersey Turnpike Authority, Refunding, Revenue Bonds,
Series G,
5.000%, due 01/01/35	2,095,000	2,190,983
New Jersey Turnpike Authority, Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	3,520,477
		10,453,705
New York: 21.1%
City of New York, GO Bonds,
Series A,
5.000%, due 08/01/43	4,320,000	4,398,293
Series B-1,
5.000%, due 10/01/36	1,950,000	2,040,365
Series D-1,
5.000%, due 12/01/40	3,000,000	3,066,503
Subseries D-1,
5.500%, due 05/01/46	6,000,000	6,366,416
Subseries F-1,
5.000%, due 04/01/40	1,940,000	1,978,090
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series B,
5.000%, due 11/15/23	3,130,000	3,132,014
New York City Municipal Water Finance Authority, Refunding, Revenue Bonds,
Series BB-1,
5.000%, due 06/15/44	5,300,000	5,470,984
New York City Municipal Water Finance Authority, Revenue Bonds,
4.750%, due 06/15/43[2]	2,400,000	2,400,000
New York City Municipal Water Finance Authority, Second General Resolution, Refunding, Revenue Bonds,
Series EE,
5.000%, due 06/15/36	2,760,000	2,768,194
Series EE,
5.000%, due 06/15/40	3,000,000	3,072,495
Series FF,
5.000%, due 06/15/39	2,195,000	2,258,760

SMA Relationship Trust

Portfolio of investments – September 30, 2023 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New York—(continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds,
Series A-1,
5.000%, due 11/01/25	$4,000,000	$4,101,066
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds,
Series A-2,
5.000%, due 08/01/38	3,000,000	3,049,652
Series A-2,
5.000%, due 08/01/39	1,445,000	1,466,547
New York State Dormitory Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/40	2,500,000	2,565,745
Series A,
5.000%, due 03/15/44	6,000,000	6,152,175
Series A,
5.000%, due 03/15/46	3,000,000	3,068,669
New York State Dormitory Authority, Revenue Bonds,
Series A,
5.000%, due 03/15/43	3,500,000	3,555,641
New York State Dormitory Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/33	1,185,000	1,212,471
New York State Thruway Authority, Revenue Bonds,
Series N,
5.000%, due 01/01/39	1,000,000	1,039,627
New York State Thruway Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds,
5.000%, due 03/15/42	4,145,000	4,273,543
New York State Urban Development Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/41	3,420,000	3,525,864
Triborough Bridge & Tunnel Authority, Metropolitan Transportation Authority Payroll Mobility Tax Revenue, Revenue Bonds,
Series C,
5.000%, due 05/15/47	3,000,000	3,058,405
		74,021,519
North Carolina: 0.6%
County of Wake, Revenue Bonds,
5.000%, due 03/01/24	2,065,000	2,074,295

Ohio: 1.5%
State of Ohio, Common Schools, Refunding, GO Bonds,
Series B,
5.000%, due 09/15/27	5,000,000	5,277,095

SMA Relationship Trust

Portfolio of investments – September 30, 2023 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Oregon: 0.7%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds,
Series A,
5.000%, due 09/01/43[1]	$2,500,000	$2,637,715

Pennsylvania: 2.6%
City of Philadelphia, Refunding, GO Bonds,
5.000%, due 08/01/24	2,000,000	2,014,218
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding, Revenue Bonds,
Series B,
5.000%, due 12/01/46	2,000,000	2,022,223
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds,
5.000%, due 12/01/23	1,000,000	1,001,462
Pennsylvania Turnpike Commission, Revenue Bonds,
Series A-1,
5.000%, due 12/01/46	2,000,000	1,977,512
Series A-2,
5.000%, due 12/01/36	2,220,000	2,307,702
		9,323,117
South Carolina: 0.6%
South Carolina Public Service Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/24	2,000,000	2,017,265

Texas: 10.7%
Alamo Community College District, GO Bonds,
5.000%, due 08/15/24	1,440,000	1,454,608
Argyle Independent School District, GO Bonds,
5.000%, due 08/15/47	5,000,000	5,140,758
Austin Community College District, GO Bonds,
5.000%, due 08/01/30[1]	1,000,000	1,019,786
Dallas and Fort Worth International Airport, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/29	2,500,000	2,677,600
Dallas Independent School District, GO Bonds,
5.000%, due 02/15/33	1,440,000	1,528,286
5.000%, due 02/15/41	1,010,000	1,057,628
5.000%, due 02/15/48	2,000,000	2,059,171
Series A,
5.000%, due 02/15/25	1,000,000	1,017,000
Garland Independent School District, Refunding, GO Bonds,
5.000%, due 02/15/26	2,235,000	2,297,023
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds,
Series B,
4.600%, due 12/01/59[2]	500,000	500,000

SMA Relationship Trust

Portfolio of investments – September 30, 2023 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Texas—(continued)
Hutto Independent School District, GO Bonds,
5.000%, due 08/01/48	$1,875,000	$1,945,242
Lower Colorado River Authority, LCRA Transmission Services, Refunding, Revenue Bonds,
5.000%, due 05/15/31	1,000,000	1,051,822
North Texas Municipal Water District Water System Revenue, Refunding, Revenue Bonds,
Series A,
4.000%, due 09/01/30	2,130,000	2,189,978
Texas Transportation Commission State Highway Fund, Revenue Bonds,
Series A,
5.000%, due 04/01/33[1]	7,000,000	7,033,440
Texas Water Development Board, State Water Implementation Revenue Fund for Texas, Revenue Bonds,
Series A,
5.000%, due 10/15/37	5,000,000	5,413,470
Series A,
5.000%, due 10/15/38	1,085,000	1,165,198
		37,551,010
Virginia: 0.3%
County of Henrico VA Water & Sewer Revenue, Revenue Bonds,
4.000%, due 05/01/39[1]	1,000,000	1,001,675

Washington: 7.9%
King County School District No 210 Federal Way, GO Bonds,
5.000%, due 12/01/29	2,430,000	2,625,513
5.000%, due 12/01/30	3,135,000	3,422,693
King County School District No. 414 Lake Washington, Refunding, GO Bonds,
4.000%, due 12/01/27	4,205,000	4,265,870
State of Washington, GO Bonds,
Series 2020-A,
5.000%, due 08/01/43	3,070,000	3,160,810
Series A,
5.000%, due 08/01/43	5,000,000	5,191,204
Series B,
5.000%, due 02/01/36	5,000,000	5,440,105
State of Washington, Refunding, GO Bonds,
Series 2016-C,
5.000%, due 07/01/33	1,000,000	1,026,706
Series B,
5.000%, due 08/01/33	1,080,000	1,115,979
Washington State Health Care Facilities Authority, Providence Health & Services, Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,435,931
		27,684,811
Wisconsin: 3.2%
State of Wisconsin, Refunding, Revenue Bonds,
Series B,
5.000%, due 05/01/31[1]	1,500,000	1,546,024
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Revenue Bonds,
Series A,
4.800%, due 02/15/50[2]	9,600,000	9,600,000
		11,146,024
Total municipal bonds
(cost—$369,298,374)		345,720,446

SMA Relationship Trust

Portfolio of investments – September 30, 2023 (unaudited)

	Number of shares	Value
Short-term investments—2.1%
Investment companies: 2.1%
State Street Institutional U.S. Government Money Market Fund, 5.290%[3] (cost $7,277,750)	$7,277,750	$7,277,750
Total investments (cost—$376,576,124)—100.6%		352,998,196
Liabilities in excess of other assets—(0.6)%		(2,016,411)
Net assets—100.0%		$350,981,785

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	—	345,720,446	—	345,720,446
Investment companies	—	7,277,750	—	7,277,750
Total	$—	$352,998,196	$—	$352,998,196

Portfolio footnotes

1	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
2	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Rates shown reflect yield at September 30, 2023.

Portfolio acronyms

COP	Certificate of Participation
GO	General Obligation

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBSAM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated June 30, 2023.